Condensed Consolidated Statements of Stockholders’ Equity (Deficit) and Noncontrolling Interest (Unaudited) - USD ($)	Class A Common Stock Thunder Bridge Acquisition II, Ltd.[Member]	Class A Common Stock		Class V Common Stock		Class B Common Stock Thunder Bridge Acquisition II, Ltd.[Member]	Members’ Equity	Additional Paid-in Capital Thunder Bridge Acquisition II, Ltd.[Member]	Additional Paid-in Capital	Accumulated Deficit Thunder Bridge Acquisition II, Ltd.[Member]	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total Stockholders’ Deficit Attributable to indie Semiconductor, Inc.	Noncontrolling Interest	Thunder Bridge Acquisition II, Ltd.[Member]	Total
Balance at Feb. 12, 2019
Balance (in Shares) at Feb. 12, 2019
Sale of Class B ordinary share to sponsor						$ 863		24,137							25,000
Sale of Class B ordinary share to sponsor (in Shares)						8,625,000
Sale of 34,500,000 Units, net of underwriters discount and offering costs	$ 3,450							309,237,190							309,237,190
Sale of 34,500,000 Units, net of underwriters discount and offering costs (in Shares)	34,500,000
Common stock subject to redemption	$ (3,450)							(309,261,327)		(38,196,074)					(347,460,851)
Common stock subject to redemption (in Shares)	(34,500,000)
Net income loss										3,619,908					3,619,908
Balance at Dec. 31, 2019						$ 863	$ 41,468,000		$ 577,000	(34,576,166)	$ (55,766,000)	$ (241,000)	$ (13,962,000)	$ 3,380,000	(34,575,303)	$ (10,582,000)
Balance (in Shares) at Dec. 31, 2019			[1]		[1]	8,625,000	2,251,020
Retroactive application of recapitalization		$ 3,000		$ 3,000			$ (41,468,000)		41,462,000
Retroactive application of recapitalization (in Shares)		33,405,625	[1]	33,373,294	[1]		(2,251,020)
Adjusted balance, beginning of period		$ 3,000		$ 3,000					42,039,000		(55,766,000)	(241,000)	(13,962,000)	3,380,000		(10,582,000)
Adjusted balance, beginning of period (in Shares)		33,405,625	[1]	33,373,294	[1]
Vesting of equity awards (in Shares)		213,673	[1]		[1]
Proceeds from sale of noncontrolling interest														1,452,000		1,452,000
Net income loss											(5,121,000)		(5,121,000)	(259,000)		(5,380,000)
Foreign currency translation adjustment												(68,000)	(68,000)	(10,000)		(78,000)
Balance at Mar. 31, 2020		$ 3,000		$ 3,000		$ 863			42,039,000	4,998,800	(60,887,000)	(309,000)	(19,151,000)	4,563,000	5,000,007	(14,588,000)
Balance (in Shares) at Mar. 31, 2020		33,619,298	[1]	33,373,294	[1]	8,625,000
Balance at Dec. 31, 2019						$ 863	$ 41,468,000		577,000	(34,576,166)	(55,766,000)	(241,000)	(13,962,000)	3,380,000	(34,575,303)	(10,582,000)
Balance (in Shares) at Dec. 31, 2019			[1]		[1]	8,625,000	2,251,020
Net income																(34,528,000)
Balance at Sep. 30, 2020		$ 3,000		$ 3,000					42,750,000		(89,704,000)	(183,000)	(47,131,000)	4,242,000		(42,889,000)
Balance (in Shares) at Sep. 30, 2020		34,090,095	[1]	33,373,294	[1]
Balance at Dec. 31, 2019						$ 863	$ 41,468,000		577,000	(34,576,166)	(55,766,000)	(241,000)	(13,962,000)	3,380,000	(34,575,303)	(10,582,000)
Balance (in Shares) at Dec. 31, 2019			[1]		[1]	8,625,000	2,251,020
Common stock subject to redemption										(2,017,548)					(6,779,026)
Net income loss										6,779,032					6,779,032
Common stock subject to redemption										(2,122,286,000,000)					(2,122,286,000,000)
Net income										(73,292,930,000,000)					(73,292,930,000,000)
Balance at Dec. 31, 2020						$ 863	$ 42,179,000		982,000	(109,991,382)	(153,264,000)	(209,000)	(110,312,000)	8,820,000	(109,990,519)	(101,492,000)
Balance (in Shares) at Dec. 31, 2020			[1]		[1]	8,625,000	2,287,279
Balance at Mar. 31, 2020		$ 3,000		$ 3,000		$ 863			42,039,000	4,998,800	(60,887,000)	(309,000)	(19,151,000)	4,563,000	5,000,007	(14,588,000)
Balance (in Shares) at Mar. 31, 2020		33,619,298	[1]	33,373,294	[1]	8,625,000
Vesting of equity awards (in Shares)		130,522	[1]		[1]
Issuance of Class H Units									711,000				711,000			711,000
Issuance of Class H Units (in Shares)		125,101	[1]		[1]
Net income loss											(6,858,000)		(6,858,000)	(134,000)		(6,992,000)
Foreign currency translation adjustment												7,000	7,000	10,000		17,000
Balance at Jun. 30, 2020		$ 3,000		$ 3,000					42,750,000		(67,745,000)	(302,000)	(25,291,000)	4,439,000		(20,852,000)
Balance (in Shares) at Jun. 30, 2020		33,874,921	[1]	33,373,294	[1]
Vesting of equity awards (in Shares)		215,174	[1]		[1]
Net income loss											(21,959,000)		(21,959,000)	(197,000)		(22,156,000)
Net income																(22,156,000)
Foreign currency translation adjustment												119,000	119,000			119,000
Balance at Sep. 30, 2020		$ 3,000		$ 3,000					42,750,000		(89,704,000)	(183,000)	(47,131,000)	4,242,000		(42,889,000)
Balance (in Shares) at Sep. 30, 2020		34,090,095	[1]	33,373,294	[1]
Balance at Dec. 31, 2020						$ 863	$ 42,179,000		982,000	(109,991,382)	(153,264,000)	(209,000)	(110,312,000)	8,820,000	(109,990,519)	(101,492,000)
Balance (in Shares) at Dec. 31, 2020			[1]		[1]	8,625,000	2,287,279
Common stock subject to redemption										(8,621)
Retroactive application of recapitalization		$ 3,000		$ 3,000			$ (42,179,000)		42,173,000
Retroactive application of recapitalization (in Shares)		34,413,634	[1]	33,373,294	[1]		(2,287,279)
Adjusted balance, beginning of period		$ 3,000		$ 3,000					43,155,000		(153,264,000)	(209,000)	(110,312,000)	8,820,000		(101,492,000)
Adjusted balance, beginning of period (in Shares)		34,413,634	[1]	33,373,294	[1]
Vesting of equity awards (in Shares)		631,121	[1]		[1]
Net income loss										38,507,524	10,815,000		10,815,000	(454,000)	38,507,524	10,361,000
Foreign currency translation adjustment												(88,000)	(88,000)	36,000		(52,000)
Balance at Mar. 31, 2021		$ 3,000		$ 3,000		$ 863			43,155,000	(71,492,479)	(142,449,000)	(297,000)	(99,585,000)	8,402,000	(71,482,995)	(91,183,000)
Balance (in Shares) at Mar. 31, 2021		35,044,755	[1]	33,373,294	[1]	8,625,000
Balance at Dec. 31, 2020						$ 863	$ 42,179,000		982,000	(109,991,382)	(153,264,000)	(209,000)	(110,312,000)	8,820,000	(109,990,519)	(101,492,000)
Balance (in Shares) at Dec. 31, 2020			[1]		[1]	8,625,000	2,287,279
Net income																(84,812,000)
Balance at Sep. 30, 2021		$ 9,000		$ 3,000					271,738,000		(175,056,000)	61,000	96,755,000	(17,408,000)		79,347,000
Balance (in Shares) at Sep. 30, 2021		96,428,533	[1]	33,827,371	[1]
Balance at Mar. 31, 2021		$ 3,000		$ 3,000		$ 863			43,155,000	$ (71,492,479)	(142,449,000)	(297,000)	(99,585,000)	8,402,000	$ (71,482,995)	(91,183,000)
Balance (in Shares) at Mar. 31, 2021		35,044,755	[1]	33,373,294	[1]	8,625,000
Vesting of equity awards (in Shares)		1,133,889	[1]		[1]
Share-based compensation									7,968,000				7,968,000			7,968,000
Net loss before											(13,434,000)		(13,434,000)	(132,000)		(13,566,000)
Retroactive application of recapitalization		$ 6,000							250,129,000				250,135,000			250,135,000
Retroactive application of recapitalization (in Shares)		60,441,289	[1]	454,077	[1]
Reverse recapitalization: ADK Minority Holders interest on June 10, 2021									(36,831,000)		40,892,000	40,000	4,101,000	(4,101,000)
Reverse recapitalization: ADK Minority Holders interest on June 10, 2021 (in Shares)		(378,605)	[1]		[1]
Net income after											19,584,000		19,584,000	6,971,000		26,555,000
Foreign currency translation adjustment												146,000	146,000	(34,000)		112,000
Balance at Jun. 30, 2021		$ 9,000		$ 3,000					264,421,000		(95,407,000)	(111,000)	168,915,000	11,106,000		180,021,000
Balance (in Shares) at Jun. 30, 2021		96,241,328	[1]	33,827,371	[1]
Vesting of equity awards (in Shares)		187,205	[1]		[1]
Share-based compensation									6,217,000				6,217,000			6,217,000
Retroactive application of recapitalization									1,100,000				1,100,000			1,100,000
Net income loss											(79,649,000)		(79,649,000)	(28,512,000)		(108,161,000)
Net income																(108,161,000)
Foreign currency translation adjustment												172,000	172,000	(2,000)		170,000
Balance at Sep. 30, 2021		$ 9,000		$ 3,000					$ 271,738,000		$ (175,056,000)	$ 61,000	$ 96,755,000	$ (17,408,000)		$ 79,347,000
Balance (in Shares) at Sep. 30, 2021		96,428,533	[1]	33,827,371	[1]

[1]	Retroactively restated to give effect to the reverse recapitalization.